Advances (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Jul. 31, 2015	Jul. 31, 2014
Proceeds from advances	$ 539,507	$ 331,561	$ 1,142,949	$ 602,059
Advances payable	18,385
Vista View Ventures, Inc. (Non-Interest Bearing Advances) [Member]
Proceeds from advances	$ 521,122	$ 331,561	$ 1,142,949	$ 602,059